Schedule of Future Minimum Lease Payments for Capital Leases (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 1	143,347
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 2	9,396
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 3	75,027
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 4	1,346
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 5	218,374
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 6	10,742